Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Summary of Analysis of Activity of Related-Party Loans

The following is an analysis of activity of related-party loans for the year end December 31, 2013:

(Dollars in thousands)
Balance at beginning of year	$6,218
New loans and advances	315
Repayments, including loans sold	1,441

Balance at end of year	$5,092